Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2024
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

(in thousands)	Note	June 30 2024	December 31 2023

Intangible assets		$1,695	$1,886

Debt issue costs - Revolving Facility	16.1	5,781	5,496

Refundable deposit - 777 PMPA		9,063	8,717

Subscription Rights		-	4,510

Other		5,734	5,861

Total other long-term assets		$22,273	$26,470